CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUES						$ 131,250
COST OF SALES
GROSS PROFIT
OPERATING EXPENSES
General and administrative expenses		44,614		83,959	107,031	137,470
Professional fees					162,813	205,103
TOTAL OPERATING EXPENSES		44,614		83,959	269,844	342,573
NET LOSS FROM OPERATIONS		(44,614)		(83,959)	(269,844)	(211,323)
OTHER INCOME (LOSS)
Financing costs
Interest expense
Gain on bargain purchase
TOTAL OTHER INCOME (LOSS)
NET INCOME (LOSS) BEFORE INCOME TAXES AND NON-CONTROLLING INTERESTS		(44,614)		(83,959)
PROVISION FOR INCOME TAXES (BENEFIT)
NET INCOME (LOSS)		(44,614)		(83,959)	$ (269,844)	$ (211,323)
Less net income (loss) attributable to non-controlling interests
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS		$ (44,614)		$ (83,959)
Net Loss Per Share: Basic and diluted		$ (0.01)		$ (0.03)	$ (0.00)	$ (0.00)
Weighted-average number of common shares outstanding: Basic and diluted		3,115,500		3,115,500	77,887,500	77,887,500
As Restated [Member]
REVENUES	$ 1,788,106		$ 2,449,969
COST OF SALES	1,553,092		2,272,418
GROSS PROFIT	235,014		177,551
OPERATING EXPENSES
General and administrative expenses	660,919		804,404
Professional fees
TOTAL OPERATING EXPENSES	660,919		804,404
NET LOSS FROM OPERATIONS	(425,905)		(626,853)
OTHER INCOME (LOSS)
Financing costs	(10,430)		(14,474)
Interest expense	(172,518)		(227,679)
Gain on bargain purchase			274,281
TOTAL OTHER INCOME (LOSS)	(182,948)		32,128
NET INCOME (LOSS) BEFORE INCOME TAXES AND NON-CONTROLLING INTERESTS	(608,853)		(594,725)
PROVISION FOR INCOME TAXES (BENEFIT)	240,233		259,323
NET INCOME (LOSS)	(368,620)		(335,402)
Less net income (loss) attributable to non-controlling interests	(208,280)		(273,696)
NET INCOME (LOSS) ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (160,340)		$ (61,706)
Net Loss Per Share: Basic and diluted	$ (0.05)		$ (0.02)
Weighted-average number of common shares outstanding: Basic and diluted	3,115,500		3,115,500